Income Taxes (Components of Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of Provision of Income Taxes [Line Items]
Current tax expense	¥ 123,862	¥ 67,244
Deferred tax expense (benefit)	54,427	(239,149)
Total income tax expense (benefit)	¥ 178,289	¥ (171,905)